Statements of Stockholders' Deficit - USD ($)	Total	IPO	Founders	Founders Private Placement	Common Stock	Common Stock IPO	Common Stock Founders	Common Stock Founders Private Placement	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Founders	Additional Paid-In Capital Founders Private Placement	Accumulated Deficit
Balance at Jan. 18, 2021
Balance, Shares at Jan. 18, 2021
Sale of common stock		$ 216,806,260	$ 25,000	$ 7,950,000		$ 2,300	$ 1,005	$ 80		$ 216,803,960	$ 23,995	$ 7,949,920
Sale of common stock, Shares						23,000,000	10,047,500	795,000
Issuance of Insider shares for no consideration, Shares					5,000
Issuance of common stock to consultant	95,200				$ 1				95,199
Issuance of common stock to consultant, Shares					10,000
Surrender of common stock by Founder					$ (431)				431
Surrender of common stock by Founder, Shares					(4,312,500)
Fair value of warrants	(382,773)								(382,773)
Shares subject to redemption	(232,304,195)				$ (2,300)				(232,301,895)
Shares subject to redemption, Shares					(23,000,000)
Reclass of negative additional paid-in capital to accumulated deficit									7,811,163				(7,811,163)
Net loss	(1,107,730)												(1,107,730)
Balance at Dec. 31, 2021	$ (8,918,238)				$ 655								(8,918,893)
Balance, Shares at Dec. 31, 2021	6,545,000				6,545,000
Debt discount on note payable to related party	$ 54,034								54,034
Shares subject to redemption	(1,440,963)								(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit									1,386,929				(1,386,929)
Net loss	(2,774,307)												(2,774,307)
Balance at Dec. 31, 2022	$ (13,079,474)				$ 655								$ (13,080,129)
Balance, Shares at Dec. 31, 2022	6,545,000				6,545,000